Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		¥ 60,015		¥ 54,605
Less: allowance for credit losses		(54,317)		(49,707)
Prepaid expenses and other current assets, net		5,698	$ 795	4,898
Prepaid deposits [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets	[1]	15,543		13,955
Prepaid professional fee [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		15,226		13,707
Inventories [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		10,475		10,475
Prepaid value-added tax [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		3,980		4,898
Prepaid advertising expenses [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		4,508		4,815
Prepaid rental expenses [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		1,041		2,230
Others [Member]
Prepaid expenses and other current assets:
Total prepaid expenses and other current assets		¥ 9,242		¥ 4,525

[1]	It mainly included prepaid rental deposits.